Subsequent Events (Details Narrative) - USD ($)											12 Months Ended
	Jan. 26, 2017	Jan. 25, 2017	Jan. 24, 2017	Jan. 24, 2017	Jan. 20, 2017	Jan. 17, 2017	Jan. 05, 2017	Jan. 04, 2017	Nov. 16, 2016	Dec. 22, 2015	Dec. 31, 2016	Dec. 31, 2015	Feb. 22, 2017	Dec. 22, 2016	Aug. 22, 2016	Aug. 12, 2016	Jul. 14, 2016	Jul. 13, 2016	May 09, 2016	Feb. 29, 2016	Feb. 11, 2016	Feb. 01, 2016	Jul. 30, 2014	May 07, 2014
Proceeds from issuance of common stock											$ 1,419,000	$ 256,000
Warrants exercise price per share																	$ 6.00
Adjustments, in exchange for an aggregate purchase price of warrants											$ 547,000	315,000
Number of shares issued for cash, value												$ 315,000
Mr. Hanson [Member]
Convertible debt																	$ 240,000
Issuance of warrants to purchase of common stock																	13,334			8,334
Debt due date										June 30, 2016 to January 31, 2017.
Debt instruments maturity date										Jun. 30, 2016
Line of credit																								$ 1,500,000
Mr. Davis [Member]
Convertible debt																		$ 360,000
Issuance of warrants to purchase of common stock									45,547						24,000			20,000	22,665	16,667
Warrants exercise price per share									$ 4.94						$ 6.75				$ 4.94
Mr. Davis [Member] | Unsecured Promissory Note [Member]
Debt instruments periodic payment									$ 42,101
Subsequent Event [Member]
Proceeds from issuance of common stock					$ 13,800,000
Reverse stock split					1-for-1.01 and not more than 1-for-4
Subsequent Event [Member] | Minimum [Member]
Unsecured and bears interest rate			8.25%	8.25%
Subsequent Event [Member] | Maximum [Member]
Unsecured and bears interest rate			12.00%	12.00%
Subsequent Event [Member] | Mr. Hanson [Member]
Debt instruments face amount													$ 678,947
Additional warrants to purchase of common stock													135,789
Subsequent Event [Member] | Mr. Davis [Member] | Unsecured Promissory Note [Member]
Issuance of warrants to purchase of common stock		43,055
Warrants exercise price per share		$ 5.55
Percentage of warrants exercise price per share		80.00%
Notes payable to related parties		$ 238,950
Unsecured and bears interest rate		9.90%
Debt instruments periodic payment		$ 40,983
Number of monthly installment		6 months
Subsequent Event [Member] | Amended and Restated Term Promissory Note [Member] | Mr. Hanson [Member]
Notes payable to related parties			$ 1,973,735	$ 1,973,735						$ 150,000				$ 85,000			$ 288,888				$ 75,000		$ 598,000
Repayment premium percentage																	20.00%
Debt instruments maturity date			Apr. 30, 2018
Unsecured and bears interest rate			8.00%	8.00%
Line of credit																								$ 617,957
Subsequent Event [Member] | Amended and Restated Term Promissory Note [Member] | Mr. Davis [Member]
Notes payable to related parties			$ 896,243	$ 896,243										$ 50,000		$ 263,158		$ 432,000				$ 150,000
Repayment premium percentage																		20.00%
Debt instruments maturity date			Apr. 30, 2018
Unsecured and bears interest rate			7.00%	7.00%
Subsequent Event [Member] | Invsetor [Member]
Conversion price per share								$ 7.00
Percentage of conversion price								80.00%
Warrants exercise price per share								$ 5.55
Percentage of warrants exercise price per share								80.00%
Subsequent Event [Member] | Noteholders [Member]
Debt instruments maturity date				Oct. 31, 2016
Subsequent Event [Member] | Noteholders [Member] | Restricted Stock [Member]
Number of shares issued for cash				10,000
Number of shares issued for cash, value				$ 80,000
Subsequent Event [Member] | Investor [Member]
Issuance of warrants to purchase of common stock	106,525
Warrants exercise price per share	$ 5.55
Percentage of warrants exercise price per share	80.00%
Subsequent Event [Member] | Agreement With Vista Partners [Member]
Non-refundable expense deposit							$ 12,500
Issuance of warrants to purchase of common stock							19,460
Conversion price per share							$ 7.00
Percentage of conversion price							80.00%
Warrants exercise price per share							$ 5.55
Percentage of warrants exercise price per share							80.00%
Subsequent Event [Member] | Agreement With Anglian Holdings [Member] | David Boehnen and Vikki Lansing Copley [Member]
Issuance of warrants to purchase of common stock						568,042
Debt due date						January 2018
Debt instruments face amount						$ 3,200,000
Adjustments, in exchange for an aggregate purchase price of warrants						$ 3,100,000
Additional warrants to purchase of common stock						10,436
Subsequent Event [Member] | Bridge Note [Member] | Agreement With Vista Partners [Member]
Convertible debt							$ 120,000